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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -------------

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one.):     /__/ is a restatement.
                                           /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Silver Lake Group, L.L.C.
Address:       2775 Sand Hill Road, Suite 100
               Menlo Park, CA  94025

Form 13F File Number:  028-12791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.*

Person Signing this Report on Behalf of Reporting Manager:

Name:          Alan K. Austin
Title:         Managing Director
Phone:         (650) 233-8149

Signature, Place, and Date of Signing:


/s/ Alan K. Austin                Menlo Park, CA          August 8, 2011
------------------                --------------          --------------
[Signature]                       [City, State]           [Date]


* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/__/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/__/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     9

Form 13F Information Table Value Total:     $1,321,064 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number   Name
---    --------------------   ----


1.     028-12358              Silver Lake Technology Management, L.L.C.
2.     028-14019              Silver Lake Technology Associates II Cayman, L.P.
3.     028-14020              Silver Lake Technology Associates Sumeru, L.P.

                           FORM 13F INFORMATION TABLE
                           SILVER LAKE GROUP, L.L.C.
                       FOR QUARTER ENDED - JUNE 30, 2011

                                                                                                                Voting Authority
Name of Issuer             Title of       CUSIP        Value      Shrs or   SH/  Put/  Investment   Other    ----------------------
                           Class                     (x $1000)    prn amt   PRN  Call  Discretion  Managers  Sole    Shared    None
-------------------------  -----------    -----      ---------  ----------  ---  ----  ----------  --------  ----  ----------  ----
AVAGO TECHNOLOGIES LTD     SHS            Y0486S104   $581,629  15,306,033  SH         OTHER          2            15,306,033
HUTCHINSON TECHNOLOGY INC  COM            448407106       $374     164,600  SH         OTHER          1               164,600
HUTCHINSON TECHNOLOGY INC  NOTE 3.25% 1/1 448407AF3    $13,320  16,444,000  PRN        OTHER          1            16,444,000
NXP SEMICONDUCTORS N V     COM            N6596X109   $428,007  16,012,220  SH         OTHER          2            16,012,220
POWERWAVE TECHNOLOGIES INC COM            739363109    $18,919   6,413,299  SH         OTHER          1             6,413,299
                           NOTE 3.875%
POWERWAVE TECHNOLOGIES INC 10/0           739363AF6    $15,131  16,379,000  PRN        OTHER          1            16,379,000
QUANTUM CORP               COM DSSG       747906204    $15,548   4,711,371  SH         OTHER          1             4,711,371
SPANSION INC               COM CL A       84649R200   $219,727  11,402,557  SH         OTHER          1,3          11,402,557
SPREADTRUM
  COMMUNICATIONS INC       ADR            849415203    $28,409   1,802,610  SH         OTHER          --            1,802,610